Form N-PX

                     Annual Report of Proxy Voting Record of

                           The Cooke and Bieler Funds





                  Investment Company Act File Number: 811-06400





                                   Registrant
                             Advisors' Inner Circle
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                                  610.676.1000









                                Agent for Service
                                  James F. Volk
                             Chief Executive Officer
                            One Freedom Valley Drive
                                 Oaks, PA 19456





                  For the Period: July 1, 2004 to July 30, 2004

This filing serves as an addendum to the filing number 811-06400 made on August 31, 2005 and included the following funds:

Acadian Emerging Equity Fund
AIG Money Market Portfolio
Analytic Defense Equity Fund
Analytic Global Long/Short Fund
Analytic Short-Term Income Fund
Cam Value Portfolio
Cambiar International Fund
Cambiar Opportunity Portfolio
Cambiar Conquistador Fund
CB Large Cap Core Equity Fund
Chartwell Large Cap Value Fund
Chartwell Small Cap Value Fund
Commerce Capital Government Money Market Fund
Commerce Treasury Money Market Fund
FMA Small Company Fund
FMC Select Fund
FMC Strategic Value Fund
Haverford Quality Growth Stock Fund
HGK Equity Value Fund
ICM Small Company
LSV Value Equity Fund
Mckee International Equity Fund
Prospect Japan Smaller Companies Fund
RHJ Micro Cap Fund
RHJ Small/Mid Cap Fund
RHJ Mid Cap Fund
Sirach Equity Fund
Sirach Growth Fund
Sirach Special Equity Fund
Sirach Balanced Fund
Sirach Bond Fund
Sterling Partners' Balanced Portfolio
Sterling Partners' Small Cap Value Portfolio
Synovus Georgia Municipal Bank Fund
Synovus Intermediate-Term Bond
Synovus Large Cap Core Equity Fund
Synovus Mid Cap Value Fund
Toews NASDAQ 100 Hedged Index Fund
Toews S&P 500 Hedged Index Fund
TS&W Equity Portfolio
TS&W Fixed Income Portfolio
TS&W International Equity Portfolio
United Association S&P 500 Index Fund




                                                      C&B Mid Cap Value Portfolio

  Proposal                                          Proposed by          Management Position        Registrant Voted



AVX Corp
  Ticker: AVX            CUSIP: 002444107

 Meeting Date: 7/20/04              Annual General Meeting
  1.01    Elect Joseph Stach                            Management            For                        Voted - For
  1.02    Elect Kazuo Inamori                           Management            Withhold                   Voted - Against
  1.03    Elect Kensuke Itoh                            Management            Withhold                   Voted - Against
  1.04    Elect Benedict P. Rosen                       Management            Withhold                   Voted - Against
  1.05    Elect Richard Tressler                        Management            For                        Voted - For
  2       Adopt Stock Option Plan                       Management            For                        Voted - Against
  3       Adopt Director Stock Option Plan              Management            For                        Voted - Against
  4       Approve Annual Bonus Plan                     Management            For                        Voted - For

Haemonetics Corp
  Ticker: HAE            CUSIP: 405024100

 Meeting Date: 7/27/04              Annual General Meeting
  1.01    Elect Harvey G. Klein                         Management            For                        Voted - For
  1.02    Elect Yutaka Sakurada                         Management            For                        Voted - For
  2       Ratify Selection of Auditors                  Management            For                        Voted - For





                         C&B Tax Managed Value Portfolio

               The fund did not vote proxies relating to portfolio securities during the period covered by this report.



                            C&B Large Cap Value Fund

               The fund did not vote proxies relating to portfolio securities during the period covered by this report.

                                   Signatures

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                  By: /s/ James F. Volk
                  Chief Executive Officer
                  Date: December 6, 2005

                                    Form N-PX

                     Annual Report of Proxy Voting Record of

                        Independence Small Cap Portfolio





                  Investment Company Act File Number: 811-06400





                                   Registrant
                             Advisors' Inner Circle
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                                  610.676.1000









                                Agent for Service
                                  James F. Volk
                             Chief Executive Officer
                            One Freedom Valley Drive
                                 Oaks, PA 19456





                  For the Period: July 1, 2004 to December 2, 2004



                                                  Independence Small Cap Portfolio

  Proposal                                          Proposed by          Management Position        Registrant Voted



Cache, Inc.

  Ticker : CACH          CUSIP: 127150308


 10/14/2004                         ANNUAL GENERAL MEETING

  Elect Director Andrew M. Saul                         Management            For                        Voted - For
  Elect Director Brian Woolf                            Management            For                        Voted - For
  Elect Director Gene G. Gage                           Management            For                        Voted - For
  Elect Director Arthur S. Mintz                        Management            For                        Voted - For
  Elect Director Morton J. Schrader                     Management            For                        Voted - For
  Ratify Auditors                                       Management            For                        Voted - For

Hyperion Solutions Corp.

  Ticker: HYSL           CUSIP: 44914M104


 11/10/2004                         ANNUAL GENERAL MEETING

  Elect Director Henry Autry                            Management            For                        Voted - For
  Elect Director Terry Carlitz                          Management            For                        Voted - For
  Elect Director Yorgen Edholm                          Management            For                        Voted - For
  Approve Omnibus Stock Plan                            Management            For                        Voted - For
  Ratify Auditor                                        Management            For                        Voted - For



                                   Signatures

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                  By: /s/ James F. Volk
                  Chief Executive Officer
                  Date: December 6, 2005